ACCRUED AND OTHER LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED AND OTHER LIABILITIES

7.	ACCRUED AND OTHER LIABILITIES

Accrued expenses and other liabilities primarily consist of amounts payable for professional services, insurance premiums, payroll and employee-related obligations, and other operating expenses incurred but not yet paid.

The components of accrued expenses and other liabilities were as follows:

	June 30,	December 31,
	2026	2025
Credit card payable	$11,609	$-
Insurance premiums	81,253	187,198
Payroll and employee-related liabilities	34,107	-
Professional fees	646,370	217,964
Other payable	13,592	296,682
Total accrued and other liabilities	$786,931	$701,844

9.	ACCRUED AND OTHER LIABILITIES

As of December 31, 2025 and 2024, total accrued expenses and other liabilities were $701,844 and $219,815, respectively.

Accrued expenses and other liabilities primarily consist of short-term operational obligations, including credit card payables, attorney fees payable, audit fees payable, other professional fees payable, and other miscellaneous accrued expenses.

The increase in accrued expenses and other liabilities from $219,815 as of December 31, 2024 to $701,844 as of December 31, 2025 primarily reflects the professional service accruals and insurance premiums during 2025.

	December 31,	December 31,
	2025 (Restated)	2024
Credit card payable	$-	$53,240
Insurance premium	187,198	-
Attorney fees payable	-	56,957
Audit fees payable	33,033	71,532
Other professional fees payable		24,682
Other payable	481,613	13,404
Total accrued expenses and other liabilities	$701,844	$219,815